Stock-Based Compensation - Summary of Share Based Compensation Expense Recognized (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2022	Dec. 31, 2022	Dec. 31, 2021
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Stock based compensation expense	$ 4,600	$ 21,648	$ 17,764
Research and Development [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Stock based compensation expense		12,800	6,591
Selling, General and Administrative [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Stock based compensation expense		$ 8,848	$ 11,173